UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Shares	Description	Value (†)
Common Stocks – 52.2% of Net Assets

	Aerospace & Defense – 2.5%
237,844	BAE Systems PLC	$1,945,967
1,810	Boeing Co. (The)	593,463
731	Northrop Grumman Corp.	255,207
1,690	Raytheon Co.	364,736
5,626	United Technologies Corp.	707,863

		3,867,236

	Air Freight & Logistics – 0.6%
9,461	bpost S.A.	213,750
1,843	FedEx Corp.	442,523
42,142	Royal Mail PLC	319,848

		976,121

	Airlines – 2.6%
54,527	Delta Air Lines, Inc.	2,988,625
9,473	Deutsche Lufthansa AG	302,828
7,900	Japan Airlines Co. Ltd.	317,916
68,645	Qantas Airways Ltd.	309,695

		3,919,064

	Auto Components – 0.2%
2,767	Aptiv PLC	235,112

	Automobiles – 0.7%
7,229	Bayerische Motoren Werke AG	786,296
8,077	General Motors Co.	293,518

		1,079,814

	Banks – 3.7%
47,768	Bank of America Corp.	1,432,562
12,261	BB&T Corp.	638,063
30,500	BOC Hong Kong Holdings Ltd.	149,626
3,400	Canadian Imperial Bank of Commerce	300,111
12,219	JPMorgan Chase & Co.	1,343,723
6,100	National Bank of Canada	287,115
8,298	PacWest Bancorp	411,000
3,993	PNC Financial Services Group, Inc. (The)	603,901
8,665	Wells Fargo & Co.	454,133

		5,620,234

	Beverages – 0.7%
12,100	Kirin Holdings Co. Ltd.	322,102
6,688	PepsiCo, Inc.	729,995

		1,052,097

	Biotechnology – 0.2%
2,743	AbbVie, Inc.	259,625
437	Amgen, Inc.	74,500

		334,125

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – 0.8%
9,984	BGC Partners, Inc., Class A	$134,285
29,483	IG Group Holdings PLC	330,200
14,445	Morgan Stanley	779,452

		1,243,937

	Chemicals – 1.0%
2,622	Celanese Corp., Series A	262,750
5,772	DowDuPont, Inc.	367,734
10,592	Huntsman Corp.	309,816
2,885	LyondellBasell Industries NV, Class A	304,887
900	Methanex Corp.	54,523
1,985	Monsanto Co.	231,630
1,900	Tosoh Corp.	37,284

		1,568,624

	Communications Equipment – 2.2%
72,473	Cisco Systems, Inc.	3,108,367
2,099	Motorola Solutions, Inc.	221,025

		3,329,392

	Construction & Engineering – 0.3%
34,000	Kajima Corp.	315,380
3,900	Taisei Corp.	197,923

		513,303

	Containers & Packaging – 0.1%
2,534	WestRock Co.	162,607

	Distributors – 0.2%
11,900	Canon Marketing Japan, Inc.	321,419

	Diversified Consumer Services – 0.2%
1,900	Benesse Holdings, Inc.	68,836
10,018	H&R Block, Inc.	254,557

		323,393

	Diversified Financial Services – 0.2%
35,843	Banca Mediolanum S.p.A.	313,144

	Diversified Telecommunication Services – 0.4%
5,284	AT&T, Inc.	188,375
28,971	CenturyLink, Inc.	475,993

		664,368

	Electric Utilities – 3.3%
14,100	American Electric Power Co., Inc.	967,119
34,000	CK Infrastructure Holdings Ltd.	278,674
14,500	CLP Holdings Ltd.	147,842
544	Entergy Corp.	42,856
35,633	Exelon Corp.	1,390,043
6,295	FirstEnergy Corp.(a)(b)	214,093
340,500	HK Electric Investments & HK Electric Investments Ltd., 144A	330,179
9,662	NextEra Energy, Inc.	1,578,095

		4,948,901

Shares	Description	Value (†)
Common Stocks – continued

	Electronic Equipment, Instruments & Components – 0.2%
38,000	Hitachi Ltd.	$275,273

	Energy Equipment & Services – 2.2%
24,163	Halliburton Co.	1,134,211
15,028	Patterson-UTI Energy, Inc.	263,140
29,210	Schlumberger Ltd.	1,892,224

		3,289,575

	Food & Staples Retailing – 0.6%
1,403	Costco Wholesale Corp.	264,367
5,700	Seven & I Holdings Co. Ltd.	244,488
3,844	Walmart, Inc.	342,001

		850,856

	Food Products – 1.2%
6,209	General Mills, Inc.	279,778
3,106	Hershey Co. (The)	307,370
2,455	J.M. Smucker Co. (The)	304,445
14,958	Mondelez International, Inc., Class A	624,197
258,000	WH Group Ltd., 144A	276,443

		1,792,233

	Gas Utilities – 0.2%
6,947	APA Group	42,300
4,958	National Fuel Gas Co.	255,089

		297,389

	Health Care Equipment & Supplies – 0.5%
8,914	Medtronic PLC	715,081

	Health Care Providers & Services – 1.4%
3,244	AmerisourceBergen Corp.	279,665
3,120	Quest Diagnostics, Inc.	312,936
6,876	UnitedHealth Group, Inc.	1,471,464

		2,064,065

	Hotels, Restaurants & Leisure – 2.3%
20,513	Accor S.A.	1,108,211
419	Darden Restaurants, Inc.	35,720
326,900	Genting Singapore PLC	271,138
10,079	Hilton Worldwide Holdings, Inc.	793,822
4,227	Las Vegas Sands Corp.	303,921
4,445	McDonald’s Corp.	695,109
14,977	TUI AG	321,161

		3,529,082

Shares	Description	Value (†)
Common Stocks – continued

	Household Durables – 0.5%
5,912	Berkeley Group Holdings PLC	$314,279
22,000	Haseko Corp.	334,740
28,653	Taylor Wimpey PLC	74,231

		723,250

	Household Products – 0.4%
8,255	Procter & Gamble Co. (The)	654,456

	Independent Power & Renewable Electricity Producers – 0.4%
24,064	AES Corp. (The)	273,607
152,193	Meridian Energy Ltd.	314,790

		588,397

	Industrial Conglomerates – 0.5%
4,991	Honeywell International, Inc.	721,249

	Industrial Other – 0.0%
939	Iron Mountain, Inc.	30,856

	Insurance – 0.8%
3,499	Chubb Ltd.	478,558
12,891	FNF Group	515,898
2,141	Prudential Financial, Inc.	221,701

		1,216,157

	IT Services – 0.9%
7,197	Automatic Data Processing, Inc.	816,716
4,817	Paychex, Inc.	296,679
2,647	Visa, Inc., Class A	316,634

		1,430,029

	Machinery – 0.8%
8,102	Allison Transmission Holdings, Inc.	316,464
2,035	Caterpillar, Inc.	299,918
1,995	Deere & Co.	309,864
4,440	Fortive Corp.	344,189

		1,270,435

	Media – 2.3%
69,016	Comcast Corp., Class A	2,358,277
11,762	Walt Disney Co. (The)	1,181,375

		3,539,652

	Metals & Mining – 0.4%
16,030	BHP Billiton PLC	316,804
41,543	Fortescue Metals Group Ltd.	139,945
2,089	Rio Tinto PLC	106,004

		562,753

	Multi-Utilities – 0.2%
9,602	CenterPoint Energy, Inc.	263,095

Shares	Description	Value (†)
Common Stocks – continued

	Multiline Retail – 0.2%
2,494	Kohl’s Corp.	$163,382
1,662	Macy’s, Inc.	49,428
1,962	Target Corp.	136,221

		349,031

	Oil, Gas & Consumable Fuels – 3.5%
10,547	Canadian Natural Resources Ltd.	331,914
2,162	Chevron Corp.	246,555
10,358	CVR Energy, Inc.	313,019
31,507	Encana Corp.	346,577
2,317	EQT Corp.	110,081
16,463	Exxon Mobil Corp.	1,228,304
3,763	Marathon Petroleum Corp.	275,113
5,310	OMV AG	309,716
2,105	PDC Energy, Inc.(c)	103,208
57,624	Snam SpA	264,886
19,928	Total S.A.	1,142,266
5,487	Valero Energy Corp.	509,029
6,421	Williams Cos., Inc. (The)	159,626

		5,340,294

	Paper & Forest Products – 0.4%
9,400	Norbord, Inc.	340,803
5,806	UPM-Kymmene OYJ(c)	215,251

		556,054

	Personal Products – 0.5%
2,729	Estee Lauder Cos., Inc. (The), Class A	408,586
7,300	Pola Orbis Holdings, Inc.	299,121

		707,707

	Pharmaceuticals – 2.5%
2,481	Allergan PLC	417,527
10,558	Bristol-Myers Squibb Co.	667,794
5,470	Eli Lilly & Co.	423,214
12,630	Johnson & Johnson	1,618,534
8,874	Pfizer, Inc.	314,938
4,927	Zoetis, Inc.	411,454

		3,853,461

	Real Estate Management & Development – 0.2%
200	Aeon Mall Co. Ltd.	4,191
3,500	CK Asset Holdings Ltd.	29,537
900	Daikyo, Inc.	18,211
711	Deutsche Wohnen SE	33,175
749	Entra ASA, 144A	10,225
90	Fabege AB(c)	1,954
804	Fastighets AB Balder(c)	20,234
1,400	Goldcrest Co. Ltd.	29,920
1,067	Hemfosa Fastigheter AB	12,962
5,000	Henderson Land Development Co. Ltd.	32,785
4,300	Hongkong Land Holdings Ltd.	29,709

Shares	Description	Value (†)
Common Stocks – continued

	Real Estate Management & Development – continued
4,000	Sino Land Co. Ltd.	$6,483
4,400	Swire Properties Ltd.	15,476
43	Vonovia SE	2,132

		246,994

	REITs - Apartments – 0.0%
2	Japan Rental Housing Investments, Inc.	1,524

	REITs - Diversified – 0.1%
200	Dream Global Real Estate Investment Trust	2,135
74	Equinix, Inc.	30,942
18	Fukuoka REIT Corp.	28,014
11	Gecina S.A.	1,909
1,100	Hispania Activos Inmobiliarios SOCIMI S.A.	23,429
262	PS Business Parks, Inc.	29,617
2,474	UMH Properties, Inc.	33,176
486	W.P. Carey, Inc.	30,127

		179,349

	REITs - Health Care – 0.0%
662	CareTrust REIT, Inc.	8,871
1,145	Omega Healthcare Investors, Inc.	30,961

		39,832

	REITs - Hotels – 0.1%
509	Chesapeake Lodging Trust	14,155
1,738	Hersha Hospitality Trust	31,110
1,144	Hospitality Properties Trust	28,989
40	Japan Hotel REIT Investment Corp.	28,457
802	Summit Hotel Properties, Inc.	10,915
1,306	Xenia Hotels & Resorts, Inc.	25,755

		139,381

	REITs - Manufactured Homes – 0.0%
344	Equity Lifestyle Properties, Inc.	30,193
204	Sun Communities, Inc.	18,639

		48,832

	REITs - Office Property – 0.1%
42,000	Champion REIT	30,023
15,711	Green REIT PLC	29,290
17	Mori Trust Sogo REIT, Inc.	24,972
1,971	Workspace Group PLC	27,440

		111,725

	REITs - Shopping Centers – 0.1%
12	AEON REIT Investment Corp.	12,665
7	Frontier Real Estate Investment Corp.	28,518
3,500	Link REIT	30,001

		71,184

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Single Tenant – 0.0%
301	National Retail Properties, Inc.	$11,817
107	Select Income REIT	2,084
241	STORE Capital Corp.	5,982

		19,883

	REITs - Storage – 0.0%
342	Extra Space Storage, Inc.	29,877
150	Public Storage	30,059

		59,936

	REITs - Warehouse/Industrials – 0.0%
124	DCT Industrial Trust, Inc.	6,986
24	EastGroup Properties, Inc.	1,984
300	Granite Real Estate Investment Trust	11,832
873	Terreno Realty Corp.	30,127

		50,929

	Road & Rail – 0.2%
6,676	CSX Corp.	371,920

	Semiconductors & Semiconductor Equipment – 1.6%
545	Broadcom Ltd.	128,429
34,557	Cypress Semiconductor Corp.	586,087
11,893	QUALCOMM, Inc.	658,991
15,171	Teradyne, Inc.	693,467
1,600	Tokyo Electron Ltd.	300,963

		2,367,937

	Software – 3.4%
13,492	Microsoft Corp.	1,231,415
84,665	Oracle Corp.	3,873,424

		5,104,839

	Specialty Retail – 0.3%
4,114	Best Buy Co., Inc.	287,939
949	Home Depot, Inc. (The)	169,150

		457,089

	Technology Hardware, Storage & Peripherals – 1.2%
8,456	Apple, Inc.	1,418,748
8,800	Canon, Inc.	318,654
519	Western Digital Corp.	47,888

		1,785,290

	Textiles, Apparel & Luxury Goods – 0.2%
2,954	Ralph Lauren Corp.	330,257

	Thrifts & Mortgage Finance – 0.2%
10,300	Genworth MI Canada, Inc.	327,784

Shares	Description	Value (†)
Common Stocks – continued

	Tobacco – 1.0%
16,662	Altria Group, Inc.	$1,038,376
8,837	Imperial Brands PLC	300,895
2,418	Philip Morris International, Inc.	240,349

		1,579,620

	Trading Companies & Distributors – 0.4%
17,700	Mitsui & Co. Ltd.	303,165
18,500	Sumitomo Corp.	311,390

		614,555

	Transportation Infrastructure – 0.1%
9,733	Societa Iniziative Autostradali e Servizi S.p.A.	181,390

	Wireless Telecommunication Services – 0.2%
9,878	Freenet AG	300,627

	Total Common Stocks (Identified Cost $78,504,475)	79,484,198

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 32.8%

Non-Convertible Bonds – 32.5%

	Banking – 6.6%
$610,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 6.750%, 144A(d)	648,125
300,000	BNP Paribas S.A., (fixed rate to 11/15/2027, variable rate thereafter), 5.125%, 144A(d)	274,875
750,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	733,568
210,000	Credit Agricole S.A., (fixed rate to 1/23/2024, variable rate thereafter), 5-year Swap Rate + 4.898%, 7.875%, 144A(d)	228,165
580,000	Credit Suisse Group AG, (fixed rate to 12/11/2023, variable rate thereafter), 5-year Swap Rate + 4.598%, 7.500%, 144A(d)	627,958
600,000	Deutsche Bank AG, (fixed rate to 4/30/2025, variable rate thereafter), 7.500%(d)	598,872
550,000	Dresdner Funding Trust I, 8.151%, 6/30/2031, 144A	697,125
1,560,000	HSBC Holdings PLC, (fixed rate to 3/23/2023, variable rate thereafter), 6.250%(d)	1,595,100
715,000	Itau Unibanco Holding S.A., (fixed rate to 12/12/2022, variable rate thereafter), 6.125%, 144A(d)	700,900
1,575,000	Itau Unibanco Holding S.A., (fixed rate to 3/19/2023, variable rate thereafter), 6.500%, 144A(d)	1,560,510
1,500,000	Macquarie Bank Ltd., (fixed rate to 3/08/2027, variable rate thereafter), 6.125%, 144A(d)	1,468,125
865,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033, 144A	869,181

		10,002,504

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – 0.9%
$625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	$593,375
830,000	DISH DBS Corp., 7.750%, 7/01/2026	778,332

		1,371,707

	Chemicals – 0.4%
650,000	Hercules LLC, 6.500%, 6/30/2029(a)(b)	658,937

	Electric – 0.3%
435,000	NRG Energy, Inc., 7.250%, 5/15/2026	460,143

	Finance Companies – 0.2%
295,000	Cia Latinoamericana de Infraestructura & Servicios S.A., 9.500%, 7/20/2023, 144A	305,850

	Food & Beverage – 1.1%
955,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048	987,869
635,000	Marfrig Holdings Europe BV, Class B, 8.000%, 6/08/2023, 144A	637,781

		1,625,650

	Government Owned - No Guarantee – 3.9%
1,360,000	Banco do Brasil S.A., 4.625%, 1/15/2025, 144A	1,326,680
2,165,000	Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	2,143,350
1,250,000	Petroleos Mexicanos, 5.350%, 2/12/2028, 144A	1,233,000
595,000	YPF S.A., 6.950%, 7/21/2027, 144A	597,440
715,000	YPF S.A., 7.000%, 12/15/2047, 144A	640,997

		5,941,467

	Healthcare – 1.2%
1,010,000	CVS Health Corp., 4.300%, 3/25/2028	1,014,303
805,000	CVS Health Corp., 5.050%, 3/25/2048	846,689

		1,860,992

	Independent Energy – 1.3%
300,000	Gulfport Energy Corp., 6.375%, 1/15/2026	285,000
540,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	450,900
170,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	140,250
595,000	SM Energy Co., 5.625%, 6/01/2025	563,762

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$75,000	SM Energy Co., 6.750%, 9/15/2026	$74,250
450,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	453,375

		1,967,537

	Life Insurance – 0.5%
770,000	MetLife, Inc., Series D, (fixed rate to 3/15/2028, variable rate thereafter), 5.875%(d)	783,475

	Local Authorities – 0.5%
660,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	684,750

	Metals & Mining – 0.4%
625,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	615,625

	Midstream – 1.1%
640,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/2026	625,600
1,020,000	Plains All American Pipeline LP, Series B, (fixed rate to 11/15/2022, variable rate thereafter), 6.125%(d)	984,300

		1,609,900

	Non-Agency Commercial Mortgage-Backed Securities – 0.2%
370,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 4.740%, 10/15/2034, 144A(e)	370,771

	Oil Field Services – 0.9%
870,000	Transocean, Inc., 6.800%, 3/15/2038	678,600
625,000	Transocean, Inc., 8.375%, 12/15/2021	665,625

		1,344,225

	Packaging – 0.4%
540,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(f)	559,575

	Pharmaceuticals – 0.5%
820,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028, 144A	810,265

	Property & Casualty Insurance – 0.5%
770,000	Assurant, Inc., (fixed rate to 3/27/2028, variable rate thereafter), 7.000%, 3/27/2048	787,119

	Sovereigns – 2.3%
725,000	Argentina Government International Bond, 5.875%, 1/11/2028	681,863

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Sovereigns – continued
14,900,000		Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 27.935%, 6/21/2020, (ARS)(e)	$787,125
280,000		Panama Government International Bond, 4.500%, 5/15/2047	284,200
1,250,000		Republic of Argentina, 6.875%, 1/26/2027	1,274,375
485,000		Republic of Argentina, 7.500%, 4/22/2026	517,495

			3,545,058

		Technology – 0.6%
410,000		Dell International LLC/EMC Corp., 8.100%, 7/15/2036, 144A	498,468
290,000		Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	368,352

			866,820

		Treasuries – 7.3%
2,000	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2023, (BRL)	633,104
4,900	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	1,533,158
8,651,000,000		Indonesia Treasury Bond, 7.000%, 5/15/2027, (IDR)	641,352
10,353,000,000		Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)	761,012
5,375,000		Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	175,239
33,545,000		Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	1,201,678
6,190,000		U.S. Treasury Bond, 3.000%, 2/15/2048	6,225,302

			11,170,845

		Utility Other – 0.3%
460,000		ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	473,883

		Wireless – 0.4%
565,000		Sprint Corp., 7.625%, 3/01/2026	551,271

		Wirelines – 0.7%
835,000		CenturyLink, Inc., Series U, 7.650%, 3/15/2042	707,662
385,000		Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	344,575

			1,052,237

		Total Non-Convertible Bonds (Identified Cost $49,323,950)	49,420,606

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – 0.3%

	Cable Satellite – 0.2%
$400,000	DISH Network Corp., 3.375%, 8/15/2026	$385,280

	Midstream – 0.0%
25,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	23,531

	Technology – 0.1%
110,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	108,803

	Total Convertible Bonds (Identified Cost $580,851)	517,614

	Total Bonds and Notes (Identified Cost $49,904,801)	49,938,220

Shares	Description	Value (†)
Exchange-Traded Funds and Notes – 7.8%
746,160	Alerian MLP ETF	6,991,519
30,000	JPMorgan Alerian MLP Index ETN	720,000
86,860	SPDR® Blackstone/GSO Senior Loan ETF	4,118,901

	Total Exchange-Traded Funds (Identified Cost $13,065,177)	11,830,420

Principal Amount (‡)	Description	Value (†)
Senior Loans – 5.0%

	Airlines – 1.4%
$2,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020	2,104,909

	Chemicals – 0.4%
334,927	ASP Chromaflo Dutch I BV, Term Loan B2, 1-month LIBOR + 3.500%, 5.377%, 11/18/2023(e)	337,020
257,573	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 1-month LIBOR + 3.500%, 5.377%, 11/18/2023(e)	259,183

		596,203

	Electric – 0.6%
962,026	Dynegy, Inc., 2017 Term Loan C2, 1-month LIBOR + 2.750%, 4.604%, 2/07/2024(e)	967,481

	Financial Other – 0.8%
1,159,360	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 3-month LIBOR + 3.000%, 5.302%, 11/21/2024(e)	1,159,070

	Independent Energy – 0.3%
392,811	Chesapeake Energy Corp., Term Loan, 3-month LIBOR + 7.500%, 9.444%, 8/23/2021(e)	416,729

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

Independent Energy – continued
$28,332	MEG Energy Corp., 2017 Term Loan B, 3-month LIBOR + 3.500%, 5.810%, 12/31/2023(e)	$28,318

		445,047

	Lodging – 0.5%
762,300	Hilton Worldwide Finance LLC, Term Loan B2, 1-month LIBOR + 2.000%, 3.872%, 10/25/2023(e)	765,967

	Refining – 0.3%
405,000	Delek US Holdings, Inc., 2018 1st Lien Term Loan, 3/13/2025(g)	405,761

	Retailers – 0.7%
1,112,125	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 5.787%, 9/12/2024(e)	1,100,726

	Total Senior Loans (Identified Cost $7,470,180)	7,545,164

Shares	Description	Value (†)
Preferred Stocks – 0.8%

Non-Convertible Preferred Stock – 0.5%

	Property & Casualty Insurance – 0.5%
30,000	Allstate Corp. (The), Series G, 5.625%(c) (Identified Cost $750,000)	750,600

Convertible Preferred Stock – 0.3%

	Midstream – 0.3%
932	Chesapeake Energy Corp., 5.750% (Identified Cost $631,845)	527,465

	Total Preferred Stocks (Identified Cost $1,381,845)	1,278,065

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 0.6%
$888,570	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $888,659 on 4/02/2018 collateralized by $925,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $907,823 including accrued interest(h) (Identified Cost $888,570)	$888,570

	Total Investments – 99.2% (Identified Cost $151,215,048)	150,964,637
	Other assets less liabilities – 0.8%	1,289,167

	Net Assets – 100.0%	$152,253,804

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2018, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets
$ 11,765,150	7.7%	$ 873,030	0.6%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(a)	Illiquid security.
(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $873,030 or 0.6% of net assets.
(c)	Non-income producing security.
(d)	Perpetual bond with no specified maturity date.
(e)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2018, interest payments were made in cash.

(g)	Position is unsettled. Contract rate was not determined at March 31, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $22,600,786 or 14.8% of net assets.
ETF	Exchange-Traded Fund
ETN	Exchange-Traded Note
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

ARS	Argentine Peso
BRL	Brazilian Real
IDR	Indonesian Rupiah
UYU	Uruguayan Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,921,269	$1,945,967	$—	$3,867,236
Air Freight & Logistics	442,523	533,598	—	976,121
Airlines	3,306,541	612,523	—	3,919,064
Automobiles	293,518	786,296	—	1,079,814
Banks	5,470,608	149,626	—	5,620,234
Capital Markets	913,737	330,200	—	1,243,937
Diversified Financial Services	—	313,144		313,144
Electric Utilities	4,192,206	756,695	—	4,948,901
Food Products	1,515,790	276,443	—	1,792,233
Gas Utilities	255,089	42,300	—	297,389
Hotels, Restaurants & Leisure	1,828,572	1,700,510	—	3,529,082
Household Durables	334,740	388,510	—	723,250
Independent Power & Renewable Electricity Producers	273,607	314,790	—	588,397
Metals & Mining	—	562,753	—	562,753
Oil, Gas & Consumable Fuels	3,623,426	1,716,868	—	5,340,294
Paper & Forest Products	340,803	215,251	—	556,054
Real Estate Management & Development	52,322	194,672	—	246,994
REITs - Diversified	154,011	25,338	—	179,349
REITs - Office Property	24,972	86,753	—	111,725
REITs - Shopping Centers	41,183	30,001	—	71,184
Tobacco	1,278,725	300,895	—	1,579,620
Transportation Infrastructure	—	181,390	—	181,390
Wireless Telecommunication Services	—	300,627	—	300,627
All Other Common Stocks*	41,455,406	—	—	41,455,406

Total Common Stocks	67,719,048	11,765,150	—	79,484,198

Bonds and Notes*	—	49,938,220	—	49,938,220
Exchange-Traded Funds and Notes	11,830,420	—	—	11,830,420
Preferred Stocks*	—	1,278,065	—	1,278,065
Senior Loans*	—	7,545,164	—	7,545,164
Short-Term Investments	—	888,570	—	888,570

Total	$79,549,468	$71,415,169	$—	$150,964,637

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $1,318,313 were transferred from Level 1 to Level 2 during the period ended March 31, 2018. At December 31, 2017, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At March 31, 2018, these securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the securities.

Common stocks valued at $3,283,028 were transferred from Level 2 to Level 1 during the period ended March 31, 2018. At December 31, 2017, these securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the securities. At March 31, 2018, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

Industry Summary at March 31, 2018 (Unaudited)

Exchange-Traded Funds and Notes	7.8%
Treasuries	7.3
Banking	6.6
Airlines	4.0
Government Owned - No Guarantee	3.9
Banks	3.7
Oil, Gas & Consumable Fuels	3.5
Software	3.4
Electric Utilities	3.3
Pharmaceuticals	3.0
Aerospace & Defense	2.5
Sovereigns	2.3
Media	2.3
Hotels, Restaurants & Leisure	2.3
Communications Equipment	2.2
Energy Equipment & Services	2.2
Other Investments, less than 2% each	38.3
Short-Term Investments	0.6

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 93.9% of Net Assets

	Australia – 1.8%
400,000	National Australia Bank Ltd., GMTN, 0.350%, 9/07/2022, (EUR)(a)	$490,243

	Austria – 1.4%
300,000	Verbund AG, 1.500%, 11/20/2024, (EUR)(a)	385,129

	Canada – 2.8%
1,000,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(a)	760,389

	Denmark – 0.9%
200,000	Orsted AS, 1.500%, 11/26/2029, (EUR)	245,148

	Finland – 0.7%
200,000	Municipality Finance PLC, 1.375%, 9/21/2021(a)	190,918

	France – 13.9%
100,000	Agence Francaise de Developpement, EMTN, 1.375%, 9/17/2024, (EUR)(a)	130,534
400,000	Electricite de France S.A., EMTN, 1.000%, 10/13/2026, (EUR)(a)	479,426
100,000	Engie S.A., EMTN, 1.500%, 3/27/2028, (EUR)	125,304
1,450,000	France Government Bond OAT, 1.750%, 6/25/2039, (EUR)(a)	1,927,148
300,000	ICADE, 1.500%, 9/13/2027, (EUR)	364,320
100,000	SNCF Reseau EPIC, EMTN, 1.000%, 11/09/2031, (EUR)(a)	120,287
100,000	SNCF Reseau EPIC, EMTN, 1.875%, 3/30/2034, (EUR)(a)	132,783
400,000	Unibail-Rodamco SE, EMTN, 1.000%, 3/14/2025, (EUR)(a)	495,357

		3,775,159

	Germany – 8.4%
100,000	Berlin Hyp AG, 0.500%, 9/26/2023, (EUR)(a)	121,890
100,000	Deutsche Kreditbank AG, Series 100, 0.625%, 6/08/2021, (EUR)(a)	124,699
1,000,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 10/15/2019(a)	990,613
800,000	Kreditanstalt fuer Wiederaufbau, 2.000%, 9/29/2022(a)	775,110
370,000	Kreditanstalt fuer Wiederaufbau, MTN, 2.400%, 7/02/2020, (AUD)(a)	284,673

		2,296,985

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Italy – 6.6%
400,000	Ferrovie dello Stato Italiane S.p.A., EMTN, 0.875%, 12/07/2023, (EUR)(a)	$491,739
700,000	Hera SpA, EMTN, 2.375%, 7/04/2024, (EUR)(a)	939,207
300,000	Intesa Sanpaolo SpA, EMTN, 0.875%, 6/27/2022, (EUR)(a)	372,101

		1,803,047

	Japan – 3.2%
300,000	Mizuho Financial Group, Inc., EMTN, 0.956%, 10/16/2024, (EUR)	367,760
400,000	Sumitomo Mitsui Financial Group, Inc., EMTN, 0.934%, 10/11/2024, (EUR)(a)	491,112

		858,872

	Korea – 1.4%
400,000	Hyundai Capital Services, Inc., 2.875%, 3/16/2021	392,746

	Mexico – 0.7%
200,000	Nacional Financiera SNC, 3.375%, 11/05/2020	200,500

	Netherlands – 18.1%
800,000	Enel Finance International NV, EMTN, 1.000%, 9/16/2024, (EUR)(a)	984,928
100,000	Enel Finance International NV, EMTN, 1.125%, 9/16/2026, (EUR)	120,262
500,000	Iberdrola International BV, (fixed rate to 5/22/2023, variable rate thereafter), 1.875%, (EUR)(b)	605,147
400,000	Iberdrola International BV, EMTN, 1.125%, 4/21/2026, (EUR)(a)	490,662
100,000	Iberdrola International BV, EMTN, 2.500%, 10/24/2022, (EUR)(a)	134,690
100,000	innogy Finance BV, EMTN, 1.250%, 10/19/2027, (EUR)(a)	121,801
1,000,000	Nederlandse Waterschapsbank NV, 2.375%, 3/24/2026	953,298
100,000	Nederlandse Waterschapsbank NV, EMTN, 1.000%, 9/03/2025, (EUR)	127,601
200,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)(a)	235,092
300,000	TenneT Holding BV, EMTN, 1.375%, 6/26/2029, (EUR)(a)	371,033
400,000	TenneT Holding BV, EMTN, 1.750%, 6/04/2027, (EUR)(a)	521,457
200,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)	252,267

		4,918,238

	Norway – 4.3%
1,200,000	Kommunalbanken AS, MTN, 1.375%, 10/26/2020(a)	1,164,220

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Supranationals – 9.5%
$ 100,000	Asian Development Bank, GMTN, 2.375%, 8/10/2027	$95,553
100,000	European Investment Bank, 1.500%, 11/15/2047, (EUR)(a)	124,561
100,000	European Investment Bank, 2.125%, 4/13/2026(a)	94,493
200,000	European Investment Bank, 2.375%, 5/24/2027(a)	190,988
700,000	European Investment Bank, 2.500%, 10/15/2024(a)	685,732
200,000	European Investment Bank, EMTN, 0.500%, 11/13/2037, (EUR)(a)	213,406
100,000	European Investment Bank, EMTN, 1.250%, 11/13/2026, (EUR)	130,153
200,000	International Bank for Reconstruction & Development, Series GDIF, 2.125%, 3/03/2025(a)	191,078
600,000	International Finance Corp., GMTN, 2.000%, 10/24/2022	581,367
300,000	International Finance Corp., GMTN, 2.125%, 4/07/2026(a)	283,221

		2,590,552

	Sweden – 5.1%
1,400,000	Svensk Exportkredit AB, GMTN, 1.875%, 6/23/2020(a)	1,378,439

	United Kingdom – 6.2%
500,000	Anglian Water Services Financing PLC, EMTN, 1.625%, 8/10/2025, (GBP)	675,671
600,000	SSE PLC, EMTN, 0.875%, 9/06/2025, (EUR)(a)	729,411
200,000	Transport for London, EMTN, 2.125%, 4/24/2025, (GBP)(a)	286,800

		1,691,882

	United States – 8.9%
900,000	Apple, Inc., 2.850%, 2/23/2023(a)	892,605
300,000	Apple, Inc., 3.000%, 6/20/2027	289,202
400,000	Digital Realty Trust LP, 3.950%, 7/01/2022(a)	407,417
200,000	Southern Power Co., 4.150%, 12/01/2025(a)	205,474
500,000	Southern Power Co., Series 2016, 1.000%, 6/20/2022, (EUR)(a)	622,650

		2,417,348

	Total Bonds and Notes (Identified Cost $24,228,817)	25,559,815

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 2.0%
$ 542,920	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $542,974 on 4/02/2018 collateralized by $550,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $558,768 including accrued interest(c) (Identified Cost $542,920)	$542,920

	Total Investments – 95.9% (Identified Cost $24,771,737)	26,102,735
	Other assets less liabilities – 4.1%	1,116,131

	Net Assets – 100.0%	$27,218,866

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Perpetual bond with no specified maturity date.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/20/2018	7	$838,890	$847,985	$9,095
30 Year U.S. Treasury Bond	6/20/2018	1	142,557	146,625	4,068
Euro-Buxl® 30 Year Bond	6/07/2018	2	395,280	407,447	12,167
Ultra Long U.S. Treasury Bond	6/20/2018	1	157,658	160,469	2,811

Total					$28,141

At March 31, 2018, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/29/2018	11	$1,253,681	$1,259,070	$(5,389)
Australian Dollar	6/18/2018	4	310,068	307,040	3,028
British Pound	6/18/2018	12	1,049,064	1,054,350	(5,286)
Canadian Dollar	6/19/2018	11	842,787	853,875	(11,088)
Euro	6/18/2018	89	13,767,072	13,748,831	18,241
UK Long Gilt	6/27/2018	2	339,313	344,682	(5,369)

Total					$(5,863)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$25,559,815	$—	$25,559,815
Short-Term Investments	—	542,920	—	542,920
Futures Contracts (unrealized appreciation)	49,410	—	—	49,410

Total	$49,410	$26,102,735	$—	$26,152,145

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(27,132)	$—	$—	$(27,132)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in futures, forwards and foreign currency transactions for hedging and investment purposes and to manage duration. During the period ended March 31, 2018, the Fund used futures contracts to gain yield curve exposure, manage duration and for currency hedging purposes in accordance with its objective.

The following is a summary of derivative instruments for the Fund, as of March 31, 2018:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Foreign exchange contracts	$21,269
Interest rate contracts	28,141

Total exchange-traded asset derivatives	$49,410

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Foreign exchange contracts	$(16,374)
Interest rate contracts	(10,758)

Total exchange-traded liability derivatives	$(27,132)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss – Net
$ 637,082	$ 637,082

Holdings Summary at March 31, 2018 (Unaudited)

Bank	18.8%
Utility - Electric	18.4
Industrial	12.9
Financial	11.1
Supra-National	9.5
Government National	7.1
Government Agency	6.4
Government Regional	3.5
Transportation- Rail	2.8
Special Purpose	2.5
Gas Transmission	0.9
Short-Term Investments	2.0

Total Investments	95.9
Other assets less liabilities (including futures contracts)	4.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2018 (Unaudited)

Euro	50.2%
United States Dollar	38.4
British Pound	3.5
Canadian Dollar	2.8
Australian Dollar	1.0

Total Investments	95.9
Other assets less liabilities (including futures contracts)	4.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 95.1% of Net Assets

	Belgium – 3.4%
31,231	KBC Groep NV	$2,719,559

	China – 0.7%
72,000	BYD Co. Ltd.	573,330

	Denmark – 7.2%
11,565	Chr. Hansen Holding AS	1,000,917
6,333	Coloplast AS, Series B	537,145
52,338	Novo Nordisk AS, Class B	2,574,290
13,797	Novozymes AS	718,275
12,576	Vestas Wind Systems AS	899,837

		5,730,464

	France – 4.5%
18,505	Essilor International Cie Generale d’Optique S.A.	2,496,335
16,666	Valeo S.A.	1,102,458

		3,598,793

	Germany – 4.6%
3,773	Allianz SE, (Registered)	852,914
11,566	Fresenius SE & Co. KGaA, Sponsored ADR	884,392
23,800	Symrise AG	1,916,362

		3,653,668

	Hong Kong – 3.7%
149,737	AIA Group Ltd.	1,280,053
31,000	Tencent Holdings Ltd.	1,664,066

		2,944,119

	Ireland – 2.7%
27,000	Eaton Corp. PLC	2,157,570

	Japan – 5.3%
9,000	Rinnai Corp.	854,283
77,900	Sekisui House Ltd.	1,421,755
31,100	Toyota Motor Corp.	1,994,807

		4,270,845

	Netherlands – 3.1%
5,578	ASML Holding NV	1,106,081
24,884	Unilever NV	1,404,587

		2,510,668

	Singapore – 1.6%
1,437,900	Raffles Medical Group Ltd.	1,265,707

Shares	Description	Value (†)
Common Stocks – continued

	Switzerland – 2.2%
12,468	Cie Financiere Richemont S.A., (Registered)	$1,120,398
1,413	Geberit AG, (Registered)	624,860

		1,745,258

	United Kingdom – 6.4%
20,700	Aptiv PLC	1,758,879
5,733	Delphi Technologies PLC	273,177
371,684	Legal & General Group PLC	1,346,704
71,029	Prudential PLC	1,774,921

		5,153,681

	United States – 49.7%
23,300	A.O. Smith Corp.	1,481,647
8,100	Acuity Brands, Inc.	1,127,439
3,651	Alphabet, Inc., Class A(a)	3,786,598
1,000	Amazon.com, Inc.(a)	1,447,340
13,074	American Water Works Co., Inc.	1,073,768
26,687	Danaher Corp.	2,612,924
18,700	Ecolab, Inc.	2,563,209
11,900	Ellie Mae, Inc.(a)	1,094,086
14,200	Facebook, Inc., Class A(a)	2,269,018
20,100	Gilead Sciences, Inc.	1,515,339
2,200	Illumina, Inc.(a)	520,124
5,700	International Flavors & Fragrances, Inc.	780,387
23,000	MasterCard, Inc., Class A	4,028,680
37,063	Microsoft Corp.	3,382,740
6,796	NextEra Energy, Inc.	1,109,991
17,900	Oracle Corp.	818,925
9,400	Roper Technologies, Inc.	2,638,486
10,100	Signature Bank(a)	1,433,695
15,600	Thermo Fisher Scientific, Inc.	3,220,776
17,600	Visa, Inc., Class A	2,105,312
9,400	Watts Water Technologies, Inc., Series A	730,380

		39,740,864

	Total Common Stocks (Identified Cost $63,804,065)	76,064,526

Principal Amount	Description	Value (†)
Short-Term Investments – 1.8%
$ 1,438,715	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $1,438,859 on 4/02/2018 collateralized by $1,445,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $1,468,036 including accrued interest(b) (Identified Cost $1,438,715)	$1,438,715

	Total Investments – 96.9% (Identified Cost $65,242,780)	77,503,241
	Other assets less liabilities – 3.1%	2,457,800

	Net Assets – 100.0%	$79,961,041

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2018, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 27,863,191	34.8%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,719,559	$—	$2,719,559
China	—	573,330	—	573,330
Denmark	—	5,730,464	—	5,730,464
France	—	3,598,793	—	3,598,793
Germany	—	3,653,668	—	3,653,668
Hong Kong	—	2,944,119	—	2,944,119
Netherlands	—	2,510,668	—	2,510,668
Singapore	—	1,265,707	—	1,265,707
Switzerland	—	1,745,258	—	1,745,258
United Kingdom	2,032,056	3,121,625	—	5,153,681
All Other Common Stocks*	46,169,279	—	—	46,169,279

Total Common Stocks	48,201,335	27,863,191	—	76,064,526

Short-Term Investments	—	1,438,715	—	1,438,715

Total	$48,201,335	$29,301,906	$—	$77,503,241

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $3,896,426 were transferred from Level 2 to Level 1 during the period ended March 31, 2018. At December 31, 2017, these securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the securities. At March 31, 2018, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

A common stock valued at $953,564 was transferred from Level 1 to Level 2 during the period ended March 31, 2018. At December 31, 2017, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At March 31, 2018, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

Industry Summary at March 31, 2018 (Unaudited)

Internet Software & Services	9.6%
Chemicals	8.8
IT Services	7.6
Health Care Equipment & Supplies	7.1
Software	6.6
Insurance	6.6
Electrical Equipment	5.2
Banks	5.2
Life Sciences Tools & Services	4.7
Auto Components	3.9
Industrial Conglomerates	3.3
Pharmaceuticals	3.2
Automobiles	3.2
Household Durables	2.8
Health Care Providers & Services	2.7
Building Products	2.7
Other Investments, less than 2% each	11.9
Short-Term Investments	1.8

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2018 (Unaudited)

United States Dollar	56.7%
Euro	15.6
Danish Krone	7.2
Japanese Yen	5.3
Hong Kong Dollar	4.4
British Pound	3.9
Swiss Franc	2.2
Other, less than 2% each	1.6

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 96.5% of Net Assets

	Australia – 2.7%
4,147,077	AMP Ltd.	$16,004,306
1,202,954	Orica Ltd.	16,558,242

		32,562,548

	Canada – 0.1%
207,100	Cenovus Energy, Inc.	1,761,426

	China – 1.0%
56,570	Baidu, Inc., Sponsored ADR(a)	12,625,858

	France – 13.3%
756,300	BNP Paribas S.A.(b)	56,151,567
489,095	Bureau Veritas S.A.	12,728,026
156,065	Danone	12,668,503
47,740	Pernod-Ricard S.A.	7,958,149
401,104	Publicis Groupe S.A.	27,961,380
153,100	Safran S.A.	16,266,943
25,100	Sanofi	2,016,317
358,900	Valeo S.A.	23,768,289

		159,519,174

	Germany – 18.9%
240,700	Allianz SE, (Registered)	54,473,884
256,800	Bayer AG, (Registered)	28,982,964
500,000	Bayerische Motoren Werke AG	54,446,744
103,150	Continental AG	28,523,616
705,400	Daimler AG, (Registered)	60,168,493

		226,595,701

	India – 1.4%
2,169,300	Axis Bank Ltd.	17,145,222

	Indonesia – 1.0%
20,779,800	Bank Mandiri Persero Tbk PT	11,654,417

	Ireland – 0.3%
27,202	Ryanair Holdings PLC, Sponsored ADR(a)	3,341,766

	Italy – 3.8%
12,409,200	Intesa Sanpaolo SpA	45,233,344

	Japan – 4.5%
399,200	Olympus Corp.	15,177,565
598,600	Toyota Motor Corp.	38,447,628

		53,625,193

	Korea – 0.1%
510	Samsung Electronics Co. Ltd.	1,182,337

Shares	Description	Value (†)
Common Stocks – continued

	Mexico – 1.1%
796,100	Grupo Televisa SAB, Sponsored ADR	$12,705,756

	Netherlands – 4.1%
50,731	Akzo Nobel NV	4,798,666
46,630	ASML Holding NV	9,256,948
386,482	EXOR NV	27,542,697
183,839	Koninklijke Philips NV	7,047,571

		48,645,882

	South Africa – 0.9%
42,900	Naspers Ltd., N Shares	10,511,856

	Sweden – 5.2%
2,842,000	Hennes & Mauritz AB, B Shares	42,485,753
705,300	SKF AB, B Shares	14,459,305
272,500	Volvo AB, B Shares	4,991,319

		61,936,377

	Switzerland – 13.8%
237,000	Cie Financiere Richemont S.A., (Registered)	21,335,199
2,683,436	Credit Suisse Group AG, (Registered)(b)	45,148,643
8,244,200	Glencore PLC(b)	40,973,139
64,150	Kuehne & Nagel International AG	10,121,943
604,995	LafargeHolcim Ltd., (Registered)	33,209,541
35,800	Nestle S.A., (Registered)	2,834,726
26,805	Swatch Group AG (The)	11,848,643

		165,471,834

	Taiwan – 0.3%
392,000	Taiwan Semiconductor Manufacturing Co. Ltd.	3,334,765

	United Kingdom – 22.2%
485,639	Ashtead Group PLC	13,243,671
2,904,400	CNH Industrial NV	35,930,583
431,900	Diageo PLC	14,608,799
760,631	Experian PLC	16,452,255
47,000	Ferguson PLC	3,535,365
2,568,000	G4S PLC	8,938,956
288,400	Liberty Global PLC, Class A(a)	9,029,804
635,300	Liberty Global PLC, Series C(a)	19,332,179
59,963,700	Lloyds Banking Group PLC	54,552,253
1,260,004	Meggitt PLC	7,644,934
6,783,300	Royal Bank of Scotland Group PLC(a)	24,679,947
521,889	Schroders PLC	23,419,563
100	Schroders PLC, (Non Voting)	3,206
481,200	Smiths Group PLC	10,237,220
1,567,000	WPP PLC	24,905,724

		266,514,459

	United States – 1.8%
146,192	Willis Towers Watson PLC	22,248,960

	Total Common Stocks (Identified Cost $1,056,586,194)	1,156,616,875

Principal Amount	Description	Value (†)
Short-Term Investments – 3.3%
$ 40,296,878	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $40,300,908 on 4/02/2018 collateralized by $41,885,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $41,107,196 including accrued interest(c) (Identified Cost $40,296,878)	$40,296,878

	Total Investments – 99.8% (Identified Cost $1,096,883,072)	1,196,913,753
	Other assets less liabilities – 0.2%	1,890,741

	Net Assets – 100.0%	$1,198,804,494

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2018, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$1,017,428,831	84.9%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CHF	Swiss Franc

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	9/19/2018	CHF	S	23,936,000	$25,481,043	$25,410,555	$70,488

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$32,562,548	$—	$32,562,548
France	—	159,519,174	—	159,519,174
Germany	—	226,595,701	—	226,595,701
India	—	17,145,222	—	17,145,222
Indonesia	—	11,654,417	—	11,654,417
Italy	—	45,233,344	—	45,233,344
Netherlands	—	48,645,882	—	48,645,882
South Africa	—	10,511,856	—	10,511,856
Sweden	—	61,936,377	—	61,936,377
Switzerland	—	165,471,834	—	165,471,834
United Kingdom	28,361,983	238,152,476	—	266,514,459
All Other Common Stocks*	110,826,061	—	—	110,826,061

Total Common Stocks	139,188,044	1,017,428,831	—	1,156,616,875

Short-Term Investments	—	40,296,878	—	40,296,878
Forward Foreign Currency Contracts (unrealized appreciation)	—	70,488	—	70,488

Total	$139,188,044	$1,057,796,197	$—	$1,196,984,241

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $56,440,898 were transferred from Level 2 to Level 1 during the period ended March 31, 2018. At December 31, 2017, these securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the securities. At March 31, 2018, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. During the period ended March 31, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of March 31, 2018:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives Foreign exchange contracts	$70,488

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$70,488	$70,488

Industry Summary at March 31, 2018 (Unaudited)

Banks	17.5%
Automobiles	12.7
Media	8.7
Insurance	6.4
Capital Markets	5.8
Machinery	4.6
Auto Components	4.4
Diversified Financial Services	3.6
Specialty Retail	3.6
Metals & Mining	3.4
Construction Materials	2.8
Textiles, Apparel & Luxury Goods	2.8
Pharmaceuticals	2.6
Professional Services	2.5
Other Investments, less than 2% each	15.1
Short-Term Investments	3.3

Total Investments	99.8
Other assets less liabilities (including forward foreign currency contracts)	0.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2018 (Unaudited)

Euro	43.1%
British Pound	20.3
Swiss Franc	10.4
United States Dollar	9.8
Swedish Krona	5.2
Japanese Yen	4.5
Australian Dollar	2.7
Other, less than 2% each	3.8

Total Investments	99.8
Other assets less liabilities (including forward foreign currency contracts)	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 95.3% of Net Assets

	Air Freight & Logistics – 2.4%
313,618	Expeditors International of Washington, Inc.	$19,852,019
46,544	United Parcel Service, Inc., Class B	4,871,295

		24,723,314

	Airlines – 1.5%
291,100	American Airlines Group, Inc.	15,125,556

	Automobiles – 2.6%
864,300	Fiat Chrysler Automobiles NV	17,735,436
255,400	General Motors Co.	9,281,236

		27,016,672

	Banks – 5.7%
683,970	Bank of America Corp.	20,512,260
344,000	Citigroup, Inc.	23,220,000
287,000	Wells Fargo & Co.	15,041,670

		58,773,930

	Beverages – 4.9%
196,578	Coca-Cola Co. (The)	8,537,383
115,810	Diageo PLC, Sponsored ADR	15,682,990
452,805	Monster Beverage Corp.(a)	25,904,974

		50,125,347

	Biotechnology – 3.1%
34,435	Amgen, Inc.	5,870,479
125,238	BioMarin Pharmaceutical, Inc.(a)	10,153,045
44,182	Regeneron Pharmaceuticals, Inc.(a)	15,214,513

		31,238,037

	Capital Markets – 3.9%
48,728	FactSet Research Systems, Inc.	9,717,338
67,597	MSCI, Inc.	10,103,724
269,161	SEI Investments Co.	20,162,850

		39,983,912

	Communications Equipment – 1.9%
452,044	Cisco Systems, Inc.	19,388,167

	Consumer Finance – 2.4%
67,057	American Express Co.	6,255,077
188,800	Capital One Financial Corp.	18,090,816

		24,345,893

	Energy Equipment & Services – 2.3%
221,000	National Oilwell Varco, Inc.	8,135,010
244,807	Schlumberger Ltd.	15,858,598

		23,993,608

Shares	Description	Value (†)
Common Stocks – continued

	Food Products – 2.5%
725,598	Danone S.A., Sponsored ADR	$11,798,223
170,250	Nestle S.A., Sponsored ADR	13,458,263

		25,256,486

	Health Care Equipment & Supplies – 2.6%
198,220	Baxter International, Inc.	12,892,229
114,497	Varian Medical Systems, Inc.(a)	14,043,057

		26,935,286

	Health Care Providers & Services – 1.5%
163,400	HCA Healthcare, Inc.	15,849,800

	Health Care Technology – 1.2%
208,561	Cerner Corp.(a)	12,096,538

	Hotels, Restaurants & Leisure – 2.6%
39,546	Starbucks Corp.	2,289,318
392,218	Yum China Holdings, Inc.	16,277,047
97,853	Yum! Brands, Inc.	8,330,226

		26,896,591

	Household Products – 0.9%
17,155	Colgate-Palmolive Co.	1,229,670
100,706	Procter & Gamble Co. (The)	7,983,972

		9,213,642

	Industrial Conglomerates – 1.0%
747,950	General Electric Co.	10,082,366

	Insurance – 3.0%
308,955	American International Group, Inc.	16,813,331
96,770	Aon PLC	13,579,734

		30,393,065

	Internet & Direct Marketing Retail – 6.6%
27,289	Amazon.com, Inc.(a)	39,496,461
453,100	Liberty Interactive Corp./QVC Group, Class A(a)	11,404,527
57,600	Netflix, Inc.(a)	17,012,160

		67,913,148

	Internet Software & Services – 11.0%
187,918	Alibaba Group Holding Ltd., Sponsored ADR(a)	34,490,470
35,825	Alphabet, Inc., Class A(a)	37,155,540
11,669	Alphabet, Inc., Class C(a)	12,039,958
178,614	Facebook, Inc., Class A(a)	28,540,731

		112,226,699

	IT Services – 6.2%
40,037	Automatic Data Processing, Inc.	4,543,399
110,700	MasterCard, Inc., Class A	19,390,212
329,153	Visa, Inc., Class A	39,373,282

		63,306,893

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – 2.0%
43,415	Caterpillar, Inc.	$6,398,503
89,399	Deere & Co.	13,885,452

		20,283,955

	Media – 2.8%
45,415	Charter Communications, Inc., Class A(a)	14,134,056
433,200	Comcast Corp., Class A	14,802,444

		28,936,500

	Metals & Mining – 0.2%
40,105	Compass Minerals International, Inc.	2,418,332

	Oil, Gas & Consumable Fuels – 2.4%
211,800	Anadarko Petroleum Corp.	12,794,838
318,900	Apache Corp.	12,271,272

		25,066,110

	Personal Products – 1.4%
265,000	Unilever PLC, Sponsored ADR	14,723,400

	Pharmaceuticals – 2.4%
55,740	Merck & Co., Inc.	3,036,158
82,829	Novartis AG, Sponsored ADR	6,696,724
298,499	Novo Nordisk AS, Sponsored ADR	14,701,076

		24,433,958

	Semiconductors & Semiconductor Equipment – 4.2%
364,930	Intel Corp.	19,005,554
241,085	QUALCOMM, Inc.	13,358,520
101,465	Texas Instruments, Inc.	10,541,199

		42,905,273

	Software – 7.1%
172,286	Autodesk, Inc.(a)	21,635,676
117,092	Microsoft Corp.	10,686,987
878,862	Oracle Corp.	40,207,936

		72,530,599

	Technology Hardware, Storage & Peripherals – 1.8%
109,055	Apple, Inc.	18,297,248

	Textiles, Apparel & Luxury Goods – 1.2%
723,487	Under Armour, Inc., Class A(a)	11,829,013

	Total Common Stocks (Identified Cost $725,140,597)	976,309,338

Principal Amount	Description	Value (†)
Short-Term Investments – 3.4%
$ 34,860,300	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $34,863,786 on 4/02/2018 collateralized by $35,005,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $35,563,050 including accrued interest(b) (Identified Cost $34,860,300)	$34,860,300

	Total Investments – 98.7% (Identified Cost $760,000,897)	1,011,169,638
	Other assets less liabilities – 1.3%	13,790,344

	Net Assets – 100.0%	$1,024,959,982

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$976,309,338	$—	$—	$976,309,338

Short-Term Investments	—	34,860,300	—	34,860,300

Total	$976,309,338	$34,860,300	$—	$1,011,169,638

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2018 (Unaudited)

Internet Software & Services	11.0%
Software	7.1
Internet & Direct Marketing Retail	6.6
IT Services	6.2
Banks	5.7
Beverages	4.9
Semiconductors & Semiconductor Equipment	4.2
Capital Markets	3.9
Biotechnology	3.1
Insurance	3.0
Media	2.8
Automobiles	2.6
Health Care Equipment & Supplies	2.6
Hotels, Restaurants & Leisure	2.6
Food Products	2.5
Oil, Gas & Consumable Fuels	2.4
Air Freight & Logistics	2.4
Pharmaceuticals	2.4
Consumer Finance	2.4
Energy Equipment & Services	2.3
Machinery	2.0
Other Investments, less than 2% each	12.6
Short-Term Investments	3.4

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2018 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 94.5% of Net Assets

	Aerospace & Defense – 2.9%
65,150	AAR Corp.	$2,873,766
17,450	Curtiss-Wright Corp.	2,356,972
22,875	Moog, Inc., Class A	1,885,129

		7,115,867

	Auto Components – 0.7%
14,125	Cooper-Standard Holdings, Inc.(a)	1,734,691

	Banks – 14.5%
97,775	Chemical Financial Corp.	5,346,337
190,625	First Financial Bancorp	5,594,844
121,150	First Merchants Corp.	5,051,955
179,225	Investors Bancorp, Inc.	2,444,629
58,675	Lakeland Financial Corp.	2,712,545
87,425	Pacific Premier Bancorp, Inc.(a)	3,514,485
20,300	Prosperity Bancshares, Inc.	1,474,389
141,000	Union Bankshares Corp.	5,176,110
137,800	United Community Banks, Inc.	4,361,370

		35,676,664

	Building Products – 2.2%
25,550	American Woodmark Corp.(a)	2,515,397
45,425	Masonite International Corp.(a)	2,786,824

		5,302,221

	Capital Markets – 1.0%
40,000	LPL Financial Holdings, Inc.	2,442,800

	Chemicals – 2.0%
38,075	Minerals Technologies, Inc.	2,549,121
135,950	Venator Materials PLC(a)	2,459,336

		5,008,457

	Commercial Services & Supplies – 6.8%
91,225	ABM Industries, Inc.	3,054,213
66,600	Brink’s Co. (The)	4,751,910
47,575	Casella Waste Systems, Inc., Class A(a)	1,112,304
66,225	KAR Auction Services, Inc.	3,589,395
65,025	Multi-Color Corp.	4,294,901

		16,802,723

	Construction Materials – 1.1%
87,040	Summit Materials, Inc., Class A(a)	2,635,571

	Consumer Finance – 2.3%
69,900	FirstCash, Inc.	5,679,375

Shares	Description	Value (†)
Common Stocks – continued

	Containers & Packaging – 3.6%
88,050	Berry Global Group, Inc.(a)	$4,826,020
265,300	Graphic Packaging Holding Co.	4,072,355

		8,898,375

	Electronic Equipment, Instruments & Components – 4.2%
79,730	Fabrinet(a)	2,501,927
8,375	Littelfuse, Inc.	1,743,508
36,800	Plexus Corp.(a)	2,198,064
27,950	Zebra Technologies Corp., Class A(a)	3,890,360

		10,333,859

	Energy Equipment & Services – 2.0%
141,000	Forum Energy Technologies, Inc.(a)	1,551,000
129,725	ProPetro Holding Corp.(a)	2,061,330
70,725	Unit Corp.(a)	1,397,526

		5,009,856

	Gas Utilities – 1.4%
48,625	Spire, Inc.	3,515,588

	Health Care Equipment & Supplies – 3.0%
35,650	Integra LifeSciences Holdings Corp.(a)	1,972,871
44,400	LivaNova PLC(a)	3,929,400
30,500	NuVasive, Inc.(a)	1,592,405

		7,494,676

	Health Care Providers & Services – 1.3%
39,225	AMN Healthcare Services, Inc.(a)	2,226,019
25,950	Envision Healthcare Corp.(a)	997,258

		3,223,277

	Health Care Technology – 0.9%
67,900	Cotiviti Holdings, Inc.(a)	2,338,476

	Hotels, Restaurants & Leisure – 3.2%
56,625	Dunkin’ Brands Group, Inc.	3,379,947
75,625	Eldorado Resorts, Inc.(a)	2,495,625
23,925	Jack in the Box, Inc.	2,041,520

		7,917,092

	Insurance – 3.4%
158,550	Brown & Brown, Inc.	4,033,512
73,075	First American Financial Corp.	4,288,041

		8,321,553

	Internet Software & Services – 0.6%
62,650	CommerceHub, Inc., Series A(a)	1,409,625

	IT Services – 4.3%
101,450	Booz Allen Hamilton Holding Corp.	3,928,144
20,800	CACI International, Inc., Class A(a)	3,148,080
149,950	Presidio, Inc.(a)	2,345,218
25,350	Virtusa Corp.(a)	1,228,461

		10,649,903

Shares	Description	Value (†)
Common Stocks – continued

	Life Sciences Tools & Services – 1.1%
34,050	PRA Health Sciences, Inc.(a)	$2,824,788

	Machinery – 3.6%
32,125	Albany International Corp., Class A	2,014,238
61,950	Franklin Electric Co., Inc.	2,524,462
49,425	Hillenbrand, Inc.	2,268,608
96,375	REV Group, Inc.	2,000,745

		8,808,053

	Media – 4.0%
4,575	Cable One, Inc.	3,143,528
52,275	Nexstar Media Group, Inc., Class A	3,476,287
165,225	TEGNA, Inc.	1,881,913
178,700	WideOpenWest, Inc.(a)	1,277,705

		9,779,433

	Metals & Mining – 1.7%
49,625	Reliance Steel & Aluminum Co.	4,254,848

	Multi-Utilities – 1.1%
42,075	Vectren Corp.	2,689,434

	Oil, Gas & Consumable Fuels – 2.6%
268,975	Callon Petroleum Co.(a)	3,561,229
157,825	Oasis Petroleum, Inc.(a)	1,278,382
105,925	Ring Energy, Inc.(a)	1,520,024

		6,359,635

	Professional Services – 1.9%
66,400	Insperity, Inc.	4,618,120

	REITs - Diversified – 1.8%
126,125	CoreCivic, Inc.	2,461,960
99,675	GEO Group, Inc. (The)	2,040,347

		4,502,307

	REITs - Mortgage – 1.4%
220,150	Two Harbors Investment Corp.	3,383,706

	REITs - Office Property – 1.5%
239,100	Brandywine Realty Trust	3,796,908

	REITs - Storage – 1.1%
105,125	National Storage Affiliates Trust	2,636,535

	Road & Rail – 1.8%
62,725	Genesee & Wyoming, Inc., Class A(a)	4,440,303

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 4.5%
133,300	Integrated Device Technology, Inc.(a)	$4,073,648
140,825	MaxLinear, Inc., Class A(a)	3,203,769
12,475	MKS Instruments, Inc.	1,442,734
25,775	Silicon Laboratories, Inc.(a)	2,317,172

		11,037,323

	Software – 2.1%
71,000	CyberArk Software Ltd.(a)	3,622,420
34,650	Manhattan Associates, Inc.(a)	1,451,142

		5,073,562

	Thrifts & Mortgage Finance – 1.7%
170,575	MGIC Investment Corp.(a)	2,217,475
103,500	Radian Group, Inc.	1,970,640

		4,188,115

	Trading Companies & Distributors – 1.2%
26,125	GMS, Inc.(a)	798,380
113,050	Nexeo Solutions, Inc.(a)	1,209,635
21,775	Veritiv Corp.(a)	853,580

		2,861,595

	Total Common Stocks (Identified Cost $208,006,481)	232,765,314

Closed-End Investment Companies – 1.1%
197,625	TCP Capital Corp. (Identified Cost $3,233,679)	2,810,227

Principal Amount	Description	Value (†)
Short-Term Investments – 4.6%
$ 11,337,229	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $11,338,363 on 4/02/2018 collateralized by $11,385,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $11,566,500 including accrued interest(b) (Identified Cost $11,337,229)	$11,337,229

	Total Investments – 100.2% (Identified Cost $222,577,389)	246,912,770
	Other assets less liabilities – (0.2)%	(573,980)

	Net Assets – 100.0%	$246,338,790

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$232,765,314	$—	$—	$232,765,314
Closed-End Investment Companies	2,810,227	—	—	2,810,227
Short-Term Investments	—	11,337,229	—	11,337,229

Total	$235,575,541	$11,337,229	$—	$246,912,770

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2018 (Unaudited)

Banks	14.5%
Commercial Services & Supplies	6.8
Semiconductors & Semiconductor Equipment	4.5
IT Services	4.3
Electronic Equipment, Instruments & Components	4.2
Media	4.0
Containers & Packaging	3.6
Machinery	3.6
Insurance	3.4
Hotels, Restaurants & Leisure	3.2
Health Care Equipment & Supplies	3.0
Aerospace & Defense	2.9
Oil, Gas & Consumable Fuels	2.6
Consumer Finance	2.3
Building Products	2.2
Capital Markets	2.1
Software	2.1
Energy Equipment & Services	2.0
Chemicals	2.0
Other Investments, less than 2% each	22.3
Short-Term Investments	4.6

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 21, 2018